Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000017636 | Southeast Alabama, Energy Authority9197889
Holdings [Line Items]
Percent of Total Investments	0.70%
C000017636 | Wisconsin State, Public Finance Authority9197582
Holdings [Line Items]
Percent of Total Investments	0.70%
C000017636 | New Jersey State, Tobacco Settlement Financing9197977
Holdings [Line Items]
Percent of Total Investments	0.70%
C000017636 | Massachusetts State, Development Finance Agency9196565
Holdings [Line Items]
Percent of Total Investments	0.60%
C000017636 | Pennsylvania State, Economic Development Financing Authority9198515
Holdings [Line Items]
Percent of Total Investments	0.60%
C000017636 | Atlanta, Water & Wastewater Revenue Authority9196261
Holdings [Line Items]
Percent of Total Investments	0.60%
C000017636 | Virginia State, Tobacco Settlement Financing9197980
Holdings [Line Items]
Percent of Total Investments	0.60%
C000017636 | Puerto Rico, Sales Tax Financing, Sales Tax Revenue9196174
Holdings [Line Items]
Percent of Total Investments	0.50%
C000017636 | Southeast Alabama, Energy Authority9197287
Holdings [Line Items]
Percent of Total Investments	0.50%
C000017636 | Texas State, Municipal Gas Acquisition & Supply IV9197959
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147417 | Southeast Alabama, Energy Authority9197889
Holdings [Line Items]
Percent of Total Investments	0.70%
C000147417 | Wisconsin State, Public Finance Authority9197582
Holdings [Line Items]
Percent of Total Investments	0.70%
C000147417 | New Jersey State, Tobacco Settlement Financing9197977
Holdings [Line Items]
Percent of Total Investments	0.70%
C000147417 | Massachusetts State, Development Finance Agency9196565
Holdings [Line Items]
Percent of Total Investments	0.60%
C000147417 | Pennsylvania State, Economic Development Financing Authority9198515
Holdings [Line Items]
Percent of Total Investments	0.60%
C000147417 | Atlanta, Water & Wastewater Revenue Authority9196261
Holdings [Line Items]
Percent of Total Investments	0.60%
C000147417 | Virginia State, Tobacco Settlement Financing9197980
Holdings [Line Items]
Percent of Total Investments	0.60%
C000147417 | Puerto Rico, Sales Tax Financing, Sales Tax Revenue9196174
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147417 | Southeast Alabama, Energy Authority9197287
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147417 | Texas State, Municipal Gas Acquisition & Supply IV9197959
Holdings [Line Items]
Percent of Total Investments	0.50%
C000017624 | Kentucky State, Public Energy Authority9198714
Holdings [Line Items]
Percent of Total Investments	2.50%
C000017624 | City of Andover Kansas9198137
Holdings [Line Items]
Percent of Total Investments	1.40%
C000017624 | District of Columbia9198037
Holdings [Line Items]
Percent of Total Investments	1.40%
C000017624 | Dallas City, Housing Finance Corporation, Multifamily Housing Revenue9198336
Holdings [Line Items]
Percent of Total Investments	1.20%
C000017624 | Tennergy9199310
Holdings [Line Items]
Percent of Total Investments	1.10%
C000017624 | Alachua County, Housing Finance Authority9198118
Holdings [Line Items]
Percent of Total Investments	1.00%
C000017624 | Salt Verde Financial Corp9199202
Holdings [Line Items]
Percent of Total Investments	1.00%
C000017624 | Southeast Alabama, Energy Authority9199248
Holdings [Line Items]
Percent of Total Investments	1.00%
C000017624 | Metrowest Regional Transit Authority9198858
Holdings [Line Items]
Percent of Total Investments	0.90%
C000017624 | Georgia State, Main Street Natural Gas9198766
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147411 | Kentucky State, Public Energy Authority9198714
Holdings [Line Items]
Percent of Total Investments	2.50%
C000147411 | City of Andover Kansas9198137
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147411 | District of Columbia9198037
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147411 | Dallas City, Housing Finance Corporation, Multifamily Housing Revenue9198336
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147411 | Tennergy9199310
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147411 | Alachua County, Housing Finance Authority9198118
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147411 | Salt Verde Financial Corp9199202
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147411 | Southeast Alabama, Energy Authority9199248
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147411 | Metrowest Regional Transit Authority9198858
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147411 | Georgia State, Main Street Natural Gas9198766
Holdings [Line Items]
Percent of Total Investments	0.90%
C000017631 | Los Angeles, Department of Water & Power9196023
Holdings [Line Items]
Percent of Total Investments	3.20%
C000017631 | California State9195839
Holdings [Line Items]
Percent of Total Investments	2.60%
C000017631 | Los Angeles, Unified School District9196042
Holdings [Line Items]
Percent of Total Investments	2.50%
C000017631 | California State, Community Choice Financing Authority9195804
Holdings [Line Items]
Percent of Total Investments	2.30%
C000017631 | California State9195842
Holdings [Line Items]
Percent of Total Investments	2.20%
C000017631 | Burbank-Glendale-Pasadena Airport Authority Brick Campaign9195801
Holdings [Line Items]
Percent of Total Investments	2.10%
C000017631 | California State9195848
Holdings [Line Items]
Percent of Total Investments	2.00%
C000017631 | California State9195855
Holdings [Line Items]
Percent of Total Investments	1.90%
C000017631 | California State, Statewide Communities Development Authority9195983
Holdings [Line Items]
Percent of Total Investments	1.90%
C000017631 | California State, Health Facilities Financing Authority9195895
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147416 | Los Angeles, Department of Water & Power9196023
Holdings [Line Items]
Percent of Total Investments	3.20%
C000147416 | California State9195839
Holdings [Line Items]
Percent of Total Investments	2.60%
C000147416 | Los Angeles, Unified School District9196042
Holdings [Line Items]
Percent of Total Investments	2.50%
C000147416 | California State, Community Choice Financing Authority9195804
Holdings [Line Items]
Percent of Total Investments	2.30%
C000147416 | California State9195842
Holdings [Line Items]
Percent of Total Investments	2.20%
C000147416 | Burbank-Glendale-Pasadena Airport Authority Brick Campaign9195801
Holdings [Line Items]
Percent of Total Investments	2.10%
C000147416 | California State9195848
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147416 | California State9195855
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147416 | California State, Statewide Communities Development Authority9195983
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147416 | California State, Health Facilities Financing Authority9195895
Holdings [Line Items]
Percent of Total Investments	1.90%
C000017627 | Massachusetts State, Development Finance Agency9198211
Holdings [Line Items]
Percent of Total Investments	5.80%
C000017627 | Massachusetts State9198119
Holdings [Line Items]
Percent of Total Investments	4.70%
C000017627 | Massachusetts Bay, Transportation Authority9198142
Holdings [Line Items]
Percent of Total Investments	3.00%
C000017627 | Boston9198098
Holdings [Line Items]
Percent of Total Investments	2.60%
C000017627 | Massachusetts State, Development Finance Agency9198208
Holdings [Line Items]
Percent of Total Investments	2.30%
C000017627 | Massachusetts State, Development Finance Agency9198162
Holdings [Line Items]
Percent of Total Investments	2.10%
C000017627 | Massachusetts State, Development Finance Agency9198092
Holdings [Line Items]
Percent of Total Investments	2.00%
C000017627 | Massachusetts Development Finance Agency9198205
Holdings [Line Items]
Percent of Total Investments	1.90%
C000017627 | Massachusetts Development Finance Agency9198159
Holdings [Line Items]
Percent of Total Investments	1.90%
C000017627 | Massachusetts Bay, Transportation Authority Sales Tax Revenue9198139
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147413 | Massachusetts State, Development Finance Agency9198211
Holdings [Line Items]
Percent of Total Investments	5.80%
C000147413 | Massachusetts State9198119
Holdings [Line Items]
Percent of Total Investments	4.70%
C000147413 | Massachusetts Bay, Transportation Authority9198142
Holdings [Line Items]
Percent of Total Investments	3.00%
C000147413 | Boston9198098
Holdings [Line Items]
Percent of Total Investments	2.60%
C000147413 | Massachusetts State, Development Finance Agency9198208
Holdings [Line Items]
Percent of Total Investments	2.30%
C000147413 | Massachusetts State, Development Finance Agency9198162
Holdings [Line Items]
Percent of Total Investments	2.10%
C000147413 | Massachusetts State, Development Finance Agency9198092
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147413 | Massachusetts Development Finance Agency9198205
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147413 | Massachusetts Development Finance Agency9198159
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147413 | Massachusetts Bay, Transportation Authority Sales Tax Revenue9198139
Holdings [Line Items]
Percent of Total Investments	1.90%
C000017630 | Tobacco Settlement Financing9195589
Holdings [Line Items]
Percent of Total Investments	3.30%
C000017630 | New Jersey State, Transportation Trust Fund Authority9195522
Holdings [Line Items]
Percent of Total Investments	3.00%
C000017630 | New Jersey State, Transportation Trust Fund Authority9195528
Holdings [Line Items]
Percent of Total Investments	2.90%
C000017630 | New Jersey State, Higher Education Student Assistance Authority9195709
Holdings [Line Items]
Percent of Total Investments	2.80%
C000017630 | New York & New Jersey, Port Authority9195566
Holdings [Line Items]
Percent of Total Investments	2.80%
C000017630 | New York & New Jersey, Port Authority9195572
Holdings [Line Items]
Percent of Total Investments	2.50%
C000017630 | New Jersey State, Educational Facilities Authority9195702
Holdings [Line Items]
Percent of Total Investments	2.50%
C000017630 | New Jersey State, Health Care Facilities Financing Authority9195511
Holdings [Line Items]
Percent of Total Investments	2.50%
C000017630 | New Jersey State, Educational Facilities Authority9195690
Holdings [Line Items]
Percent of Total Investments	2.40%
C000017630 | New Jersey State9195666
Holdings [Line Items]
Percent of Total Investments	2.30%
C000147415 | Tobacco Settlement Financing9195589
Holdings [Line Items]
Percent of Total Investments	3.30%
C000147415 | New Jersey State, Transportation Trust Fund Authority9195522
Holdings [Line Items]
Percent of Total Investments	3.00%
C000147415 | New Jersey State, Transportation Trust Fund Authority9195528
Holdings [Line Items]
Percent of Total Investments	2.90%
C000147415 | New Jersey State, Higher Education Student Assistance Authority9195709
Holdings [Line Items]
Percent of Total Investments	2.80%
C000147415 | New York & New Jersey, Port Authority9195566
Holdings [Line Items]
Percent of Total Investments	2.80%
C000147415 | New York & New Jersey, Port Authority9195572
Holdings [Line Items]
Percent of Total Investments	2.50%
C000147415 | New Jersey State, Educational Facilities Authority9195702
Holdings [Line Items]
Percent of Total Investments	2.50%
C000147415 | New Jersey State, Health Care Facilities Financing Authority9195511
Holdings [Line Items]
Percent of Total Investments	2.50%
C000147415 | New Jersey State, Educational Facilities Authority9195690
Holdings [Line Items]
Percent of Total Investments	2.40%
C000147415 | New Jersey State9195666
Holdings [Line Items]
Percent of Total Investments	2.30%
C000017629 | New York & New Jersey, Port Authority9212884
Holdings [Line Items]
Percent of Total Investments	3.90%
C000017629 | Triborough, Bridge & Tunnel Authority9212888
Holdings [Line Items]
Percent of Total Investments	3.10%
C000017629 | New York City Transitional Finance Authority Future Tax Secured Revenue9212847
Holdings [Line Items]
Percent of Total Investments	3.10%
C000017629 | New York City Transitional Finance Authority Future Tax Secured Revenue9212848
Holdings [Line Items]
Percent of Total Investments	2.30%
C000017629 | New York City, Transitional Finance Authority9212846
Holdings [Line Items]
Percent of Total Investments	2.30%
C000017629 | New York State, Dormitory Authority9212870
Holdings [Line Items]
Percent of Total Investments	2.30%
C000017629 | Triborough, Bridge & Tunnel Authority9212889
Holdings [Line Items]
Percent of Total Investments	2.10%
C000017629 | Suffolk, Tobacco Asset Securitization9212887
Holdings [Line Items]
Percent of Total Investments	2.10%
C000017629 | New York State, Dormitory Authority9212865
Holdings [Line Items]
Percent of Total Investments	2.10%
C000017629 | Metropolitan Transportation Authority9212837
Holdings [Line Items]
Percent of Total Investments	2.10%
C000147414 | New York & New Jersey, Port Authority9212884
Holdings [Line Items]
Percent of Total Investments	3.90%
C000147414 | Triborough, Bridge & Tunnel Authority9212888
Holdings [Line Items]
Percent of Total Investments	3.10%
C000147414 | New York City Transitional Finance Authority Future Tax Secured Revenue9212847
Holdings [Line Items]
Percent of Total Investments	3.10%
C000147414 | New York City Transitional Finance Authority Future Tax Secured Revenue9212848
Holdings [Line Items]
Percent of Total Investments	2.30%
C000147414 | New York City, Transitional Finance Authority9212846
Holdings [Line Items]
Percent of Total Investments	2.30%
C000147414 | New York State, Dormitory Authority9212870
Holdings [Line Items]
Percent of Total Investments	2.30%
C000147414 | Triborough, Bridge & Tunnel Authority9212889
Holdings [Line Items]
Percent of Total Investments	2.10%
C000147414 | Suffolk, Tobacco Asset Securitization9212887
Holdings [Line Items]
Percent of Total Investments	2.10%
C000147414 | New York State, Dormitory Authority9212865
Holdings [Line Items]
Percent of Total Investments	2.10%
C000147414 | Metropolitan Transportation Authority9212837
Holdings [Line Items]
Percent of Total Investments	2.10%
C000017626 | Philadelphia, Industrial Development Authority9197694
Holdings [Line Items]
Percent of Total Investments	3.90%
C000017626 | Pennsylvania State9197916
Holdings [Line Items]
Percent of Total Investments	2.60%
C000017626 | Pennsylvania State, Higher Education Assistance Agency9197910
Holdings [Line Items]
Percent of Total Investments	2.40%
C000017626 | Pennsylvania State9197923
Holdings [Line Items]
Percent of Total Investments	2.20%
C000017626 | Philadelphia, Water & Wastewater Revenue Authority9197729
Holdings [Line Items]
Percent of Total Investments	2.20%
C000017626 | Philadelphia, Housing Authority9197712
Holdings [Line Items]
Percent of Total Investments	2.10%
C000017626 | Adams County, General Authority9197788
Holdings [Line Items]
Percent of Total Investments	2.00%
C000017626 | Commonwealth Financing Authority9197821
Holdings [Line Items]
Percent of Total Investments	1.90%
C000017626 | Allegheny County, Hospital Development Authority9197798
Holdings [Line Items]
Percent of Total Investments	1.90%
C000017626 | Philadelphia, Water & Wastewater Revenue Authority9197732
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147412 | Philadelphia, Industrial Development Authority9197694
Holdings [Line Items]
Percent of Total Investments	3.90%
C000147412 | Pennsylvania State9197916
Holdings [Line Items]
Percent of Total Investments	2.60%
C000147412 | Pennsylvania State, Higher Education Assistance Agency9197910
Holdings [Line Items]
Percent of Total Investments	2.40%
C000147412 | Pennsylvania State9197923
Holdings [Line Items]
Percent of Total Investments	2.20%
C000147412 | Philadelphia, Water & Wastewater Revenue Authority9197729
Holdings [Line Items]
Percent of Total Investments	2.20%
C000147412 | Philadelphia, Housing Authority9197712
Holdings [Line Items]
Percent of Total Investments	2.10%
C000147412 | Adams County, General Authority9197788
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147412 | Commonwealth Financing Authority9197821
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147412 | Allegheny County, Hospital Development Authority9197798
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147412 | Philadelphia, Water & Wastewater Revenue Authority9197732
Holdings [Line Items]
Percent of Total Investments	1.80%
C000047166 | United States Treasury Bill9198740
Holdings [Line Items]
Percent of Total Investments	1.70%
C000047166 | Puerto Rico9198648
Holdings [Line Items]
Percent of Total Investments	1.50%
C000047166 | Texas State, Water Development Board9199613
Holdings [Line Items]
Percent of Total Investments	1.30%
C000047166 | Puerto Rico, Sales Tax Financing, Sales Tax Revenue9198844
Holdings [Line Items]
Percent of Total Investments	1.30%
C000047166 | United States Treasury Bill9198734
Holdings [Line Items]
Percent of Total Investments	1.20%
C000047166 | Take Back and Exit Facility9199763
Holdings [Line Items]
Percent of Total Investments	1.10%
C000047166 | North Fort Bend Water Authority9199383
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047166 | Puerto Rico, GDB Debt Recovery Authority9198693
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047166 | M-S-R, Energy Authority9199294
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047166 | West Virginia State, Tobacco Settlement, Finance Authority9199624
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147418 | United States Treasury Bill9198740
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147418 | Puerto Rico9198648
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147418 | Texas State, Water Development Board9199613
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147418 | Puerto Rico, Sales Tax Financing, Sales Tax Revenue9198844
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147418 | United States Treasury Bill9198734
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147418 | Take Back and Exit Facility9199763
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147418 | North Fort Bend Water Authority9199383
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147418 | Puerto Rico, GDB Debt Recovery Authority9198693
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147418 | M-S-R, Energy Authority9199294
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147418 | West Virginia State, Tobacco Settlement, Finance Authority9199624
Holdings [Line Items]
Percent of Total Investments	0.90%